Financial Liabilities at Amortized Cost (Details) - Schedule of current accounts and other demand deposits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Accounts and Other Demand Deposits [Abstract]
Current accounts	$ 11,172,137	$ 15,349,224
Other demand obligations	1,375,631	1,552,280
Demand deposits accounts	657,057	952,621
Other demand deposits	387,330	688,666
Total	$ 13,592,155	$ 18,542,791